                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2011
                                      TO
                         PROSPECTUS DATED MAY 1, 2004
                           (FLEXIBLE VALUE ANNUITY)

                         SUPPLEMENT DATED MAY 1, 2011
                                      TO
                         PROSPECTUS DATED MAY 1, 2000
                                (SECURANNUITY)

                         SUPPLEMENT DATED MAY 1, 2011
                                      TO
                       PROSPECTUS DATED NOVEMBER 6, 1996
                              (ULTIMATE ANNUITY)

This Supplement revises information contained in the prospectus dated May 1, 2004 (as supplemented) for the Flexible Value Variable Annuity contract, the prospectus dated May 1, 2000 (as supplemented) for the SecurAnnuity Variable Annuity contract, and the prospectus dated November 6, 1996 (as supplemented) for the Ultimate Annuity Variable Annuity contract issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                                                                               Minimum Maximum
                                                                                                               ------- -------
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                                                   0.27%   1.00%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                                                                          CONTRACTUAL
                                                             DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                                AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                 MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                    FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
CLASS 2
American Funds Global Small Capitalization Fund     0.71%        0.25%        0.04%      --      1.00%        --         1.00%
American Funds Growth Fund                          0.32%        0.25%        0.02%      --      0.59%        --         0.59%
American Funds Growth-Income Fund                   0.27%        0.25%        0.02%      --      0.54%        --         0.54%
DWS VARIABLE SERIES I -- CLASS A
DWS International VIP                               0.79%          --         0.20%    0.01%     1.00%        --         1.00%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
INITIAL CLASS
Asset Manager/SM/ Portfolio                         0.51%          --         0.13%      --      0.64%        --         0.64%
Contrafund(R) Portfolio                             0.56%          --         0.09%      --      0.65%        --         0.65%
Growth Portfolio                                    0.56%          --         0.11%      --      0.67%        --         0.67%
Money Market Portfolio                              0.18%          --         0.09%      --      0.27%        --         0.27%

                                                                                                          CONTRACTUAL
                                                             DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER
                                                                AND/OR               FUND FEES  ANNUAL      AND/OR
                                                 MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE
                                                    FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- CLASS A
Invesco Small Cap Growth Portfolio                  0.85%         --          0.04%      --      0.89%       0.02%
Lord Abbett Bond Debenture Portfolio                0.50%         --          0.03%      --      0.53%         --
MFS(R) Research International Portfolio             0.69%         --          0.09%      --      0.78%       0.03%
Morgan Stanley Mid Cap Growth Portfolio             0.66%         --          0.14%      --      0.80%       0.02%
PIMCO Total Return Portfolio                        0.48%         --          0.03%      --      0.51%         --
RCM Technology Portfolio                            0.88%         --          0.09%      --      0.97%         --
T. Rowe Price Large Cap Value Portfolio             0.57%         --          0.02%      --      0.59%         --
Third Avenue Small Cap Value Portfolio              0.74%         --          0.04%      --      0.78%         --
METROPOLITAN SERIES FUND, INC. -- CLASS A
Barclays Capital Aggregate Bond Index Portfolio     0.25%         --          0.03%      --      0.28%       0.01%
BlackRock Bond Income Portfolio                     0.37%         --          0.03%      --      0.40%       0.03%
BlackRock Large Cap Value Portfolio                 0.63%         --          0.02%      --      0.65%       0.03%
BlackRock Legacy Large Cap Growth Portfolio         0.73%         --          0.04%      --      0.77%       0.02%
Davis Venture Value Portfolio                       0.70%         --          0.03%      --      0.73%       0.05%
Met/Artisan Mid Cap Value Portfolio                 0.81%         --          0.03%      --      0.84%         --
MetLife Mid Cap Stock Index Portfolio               0.25%         --          0.06%    0.01%     0.32%         --
MetLife Stock Index Portfolio                       0.25%         --          0.02%      --      0.27%       0.01%
MFS(R) Total Return Portfolio                       0.54%         --          0.04%      --      0.58%         --
MFS(R) Value Portfolio                              0.71%         --          0.02%      --      0.73%       0.11%
Morgan Stanley EAFE(R) Index Portfolio              0.30%         --          0.11%    0.01%     0.42%         --
Neuberger Berman Genesis Portfolio                  0.83%         --          0.06%      --      0.89%       0.02%
Russell 2000(R) Index Portfolio                     0.25%         --          0.07%    0.01%     0.33%         --
T. Rowe Price Small Cap Growth Portfolio            0.50%         --          0.07%      --      0.57%         --
T. ROWE PRICE GROWTH STOCK FUND, INC.               0.54%         --          0.16%      --      0.70%         --
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. Rowe Price International Stock Fund              0.65%         --          0.22%      --      0.87%         --
T. ROWE PRICE PRIME RESERVE FUND, INC.              0.36%         --          0.22%      --      0.58%         --
THE ALGER PORTFOLIOS -- CLASS I-2
Alger Small Cap Growth Portfolio                    0.81%         --          0.14%      --      0.95%         --

                                                 NET TOTAL
                                                  ANNUAL
                                                 OPERATING
                                                 EXPENSES
------------------------------------------------------------
MET INVESTORS SERIES TRUST -- CLASS A
Invesco Small Cap Growth Portfolio                 0.87%/1/
Lord Abbett Bond Debenture Portfolio               0.53%
MFS(R) Research International Portfolio            0.75%/2/
Morgan Stanley Mid Cap Growth Portfolio            0.78%/3/
PIMCO Total Return Portfolio                       0.51%
RCM Technology Portfolio                           0.97%
T. Rowe Price Large Cap Value Portfolio            0.59%/4/
Third Avenue Small Cap Value Portfolio             0.78%
METROPOLITAN SERIES FUND, INC. -- CLASS A
Barclays Capital Aggregate Bond Index Portfolio    0.27%/5/
BlackRock Bond Income Portfolio                    0.37%/6/
BlackRock Large Cap Value Portfolio                0.62%/7/
BlackRock Legacy Large Cap Growth Portfolio        0.75%/8/
Davis Venture Value Portfolio                      0.68%/9/
Met/Artisan Mid Cap Value Portfolio                0.84%
MetLife Mid Cap Stock Index Portfolio              0.32%
MetLife Stock Index Portfolio                      0.26%/5/
MFS(R) Total Return Portfolio                      0.58%
MFS(R) Value Portfolio                             0.62%/10/
Morgan Stanley EAFE(R) Index Portfolio             0.42%
Neuberger Berman Genesis Portfolio                 0.87%/11/
Russell 2000(R) Index Portfolio                    0.33%
T. Rowe Price Small Cap Growth Portfolio           0.57%
T. ROWE PRICE GROWTH STOCK FUND, INC.              0.70%
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. Rowe Price International Stock Fund             0.87%
T. ROWE PRICE PRIME RESERVE FUND, INC.             0.58%/12/
THE ALGER PORTFOLIOS -- CLASS I-2
Alger Small Cap Growth Portfolio                   0.95%

--------
/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/4/ The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year. /5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/6/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.68% for the first $250 million of the Portfolio's average daily net assets, 0.625% for the next $500 million, 0.60% for the next $250 million and 0.55% on amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/9/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

/10/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/11/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/12/ Other Expenses have been restated to reflect current fees.

THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                                                                                            INVESTMENT ADVISER
                FUND                           INVESTMENT OBJECTIVE                           AND SUBADVISER
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
-- CLASS 2
American Funds Global Small
 Capitalization Fund                   Seeks long-term growth of capital.     Capital Research and Management Company
American Funds Growth Fund             Seeks growth of capital.               Capital Research and Management Company
American Funds Growth-Income Fund      Seeks long-term growth of capital and
                                       income.                                Capital Research and Management Company
DWS VARIABLE SERIES I -- CLASS A
DWS International VIP*                 Seeks long-term growth of capital.     Deutsche Investment Management Americas Inc.
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- INITIAL CLASS
Asset Manager/SM/ Portfolio*           Seeks to obtain high total return      Fidelity Management & Research Company
                                       with reduced risk over the long-term   Subadviser: FMR Co., Inc.; Fidelity Investments
                                       by allocating its assets among         Money Management, Inc.
                                       stocks, bonds, and short-term
                                       instruments.
Contrafund(R) Portfolio*               Seeks long-term capital appreciation.  Fidelity Management & Research Company
                                                                              Subadviser: FMR Co., Inc.
Growth Portfolio*                      Seeks to achieve capital appreciation. Fidelity Management & Research Company
                                                                              Subadviser: FMR Co., Inc.
Money Market Portfolio                 Seeks as high a level of current       Fidelity Management & Research Company
                                       income as is consistent with           Subadviser: Fidelity Investments Money
                                       preservation of capital and liquidity. Management, Inc.
MET INVESTORS SERIES TRUST -- CLASS A
Invesco Small Cap Growth Portfolio     Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Invesco Advisers, Inc.
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the      MetLife Advisers, LLC
                                       opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio*                                                                   Subadviser: Massachusetts Financial Services
                                                                              Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio                                                                     Subadviser: Morgan Stanley Investment
                                                                              Management Inc.
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of    MetLife Advisers, LLC
                                       capital and prudent investment         Subadviser: Pacific Investment Management
                                       management.                            Company LLC
RCM Technology Portfolio               Seeks capital appreciation; no         MetLife Advisers, LLC
                                       consideration is given to income.      Subadviser: RCM Capital Management LLC
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio (formerly Lord Abbett        by investing in common stocks          Subadviser: T. Rowe Price Associates, Inc.
Growth and Income Portfolio)           believed to be undervalued. Income is
                                       a secondary objective.
Third Avenue Small Cap Value Portfolio Seeks long-term capital appreciation.  MetLife Advisers, LLC
                                                                              Subadviser: Third Avenue Management LLC

                                                                                             INVESTMENT ADVISER
                FUND                           INVESTMENT OBJECTIVE                            AND SUBADVISER
------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC. --
CLASS A
Barclays Capital Aggregate Bond Index  Seeks to equal the performance of the  MetLife Advisers, LLC
 Portfolio                             Barclays Capital U.S. Aggregate Bond   Subadviser: MetLife Investment Advisors
                                       Index.                                 Company, LLC
BlackRock Bond Income Portfolio        Seeks a competitive total return
                                       primarily from investing in            MetLife Advisers, LLC
                                       fixed-income securities.               Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital.     MetLife Advisers, LLC
 Portfolio                                                                    Subadviser: BlackRock Advisors, LLC
Davis Venture Value Portfolio          Seeks growth of capital.               MetLife Advisers, LLC
                                                                              Subadviser: Davis Selected Advisers, L.P.
Met/Artisan Mid Cap Value Portfolio    Seeks long-term capital growth.        MetLife Advisers, LLC
                                                                              Subadviser: Artisan Partners Limited Partnership
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment Advisors
                                       Composite Stock Price Index.           Company, LLC
MetLife Stock Index Portfolio          Seeks to equal the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment Advisors
                                       Stock Price Index.                     Company, LLC
MFS(R) Total Return Portfolio          Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts Financial Services
                                       portfolio.                             Company
MFS(R) Value Portfolio                 Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial Services
                                                                              Company
Morgan Stanley EAFE(R) Index Portfolio Seeks to equal the performance of the  MetLife Advisers, LLC
                                       MSCI EAFE(R) Index.                    Subadviser: MetLife Investment Advisors
                                                                              Company, LLC
Neuberger Berman Genesis Portfolio     Seeks high total return, consisting    MetLife Advisers, LLC
                                       principally of capital appreciation.   Subadviser: Neuberger Berman Management
                                                                              LLC
Russell 2000(R) Index Portfolio        Seeks to equal the performance of the  MetLife Advisers, LLC
                                       Russell 2000(R) Index.                 Subadviser: MetLife Investment Advisors
                                                                              Company, LLC
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.        MetLife Advisers, LLC
 Portfolio*                                                                   Subadviser: T. Rowe Price Associates, Inc.
T. ROWE PRICE GROWTH STOCK FUND,       Seeks to provide long-term capital     T. Rowe Price Associates, Inc.
INC.**                                 growth and, secondarily, increasing
                                       dividend income through investments
                                       in the common stocks of
                                       well-established growth companies.
T. ROWE PRICE INTERNATIONAL FUNDS,
INC.
T. Rowe Price International Stock      Seeks long-term growth of capital      T. Rowe Price Associates, Inc.
 Fund**                                through investments primarily in the   Subadviser: T. Rowe Price International Ltd
                                       common stocks of established,
                                       non-U.S. companies.
T. ROWE PRICE PRIME RESERVE FUND,      Seeks preservation of capital,         T. Rowe Price Associates, Inc.
INC.**                                 liquidity, and, consistent with
                                       these, the highest possible current
                                       income.
THE ALGER PORTFOLIOS -- CLASS
I-2 (FORMERLY ALGER AMERICAN FUND --
CLASS O)
Alger Small Cap Growth Portfolio*      Seeks long-term capital appreciation.  Fred Alger Management, Inc.

--------
*  Not available in the SecurAnnuity product.
** Available only in the SecurAnnuity product.

CONTRACT CHARGES

SURRENDER CHARGE

The following paragraph is added to this section:

The surrender charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. The surrender charge is not assessed on withdrawals of required minimum distributions or withdrawals of excess contributions from a Qualified Contract.

DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

The following sentence is added at the end of the first paragraph of this section:

If MetLife Investors USA is presented in good order with notification of your death before any requested transaction is completed (including transactions under dollar cost averaging, portfolio rebalancing or systematic withdrawal programs), we will cancel the request.

BENEFICIARY CONTINUATION

The following paragraph is added at the end of this section:

Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payments over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Internal Revenue Code.

FEDERAL TAX CONSIDERATIONS

ROLLOVERS OF PLAN CONVERSIONS

The following paragraph is added to this section:

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

ADDITIONAL INFORMATION

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.